Fees Summary	Apr. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 274,000
Previously Paid Amount	0.00
Total Fee Amount	41.95
Total Offset Amount	0.00
Net Fee	41.95
Narrative - Max Aggregate Offering Price	$ 274,000
Final Prospectus	true